Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Disclosure of transactions between related parties
The following table lists the related party balances included within the consolidated financial statements.

(in thousands of U.S. dollars)
For the years ended December 31	2021	2020

Revenue from private funds and advisory services	$50,693	$34,090
Income from equity-accounted investments in multi-family rental properties	75,333	746
Income from equity-accounted investments in Canadian residential developments	8,200	13,378
Income (loss) from investments in U.S. residential developments	31,726	(61,776)
Performance fees expense	(42,272)	(1,055)
Net income (loss) recognized from related parties	$123,680	$(14,617)
The items set out below are included on various line items in the Company’s consolidated financial statements.

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020

Receivables from related parties included in amounts receivable
Contractual fees and other receivables from investments managed	$11,906	$8,855
Employee relocation housing loans(1)	1,578	2,001
Loan receivables from portfolio investments	8,629	13,937
Annual incentive plan(2)	25,469	15,875
Long-term incentive plan(2)	29,345	21,245
Performance fees liability	48,358	6,242
Dividends payable	472	440
Other payables to related parties included in amounts payable and accrued liabilities	200	972
(1) The employee relocation housing loan is non-interest bearing for a term of ten years, maturing in 2028.
(2) Balances from compensation arrangements are due to employees deemed to be key management of the Company.
Compensation paid and awarded to key management for employee services is based on employment agreements and is as follows:

(in thousands of U.S. dollars)
For the years ended December 31	2021	2020

Total salaries and benefits	$2,558	$2,090
Total AIP	13,945	7,955
Total LTIP	3,882	740
Total performance fees expense (1)	26,487	664
Total key management compensation	$46,872	$11,449
(1) For the year ended December 31, 2021, total performance fees expense includes a realized amount of $122, which was paid to NEOs (2020 - nil) and the remaining performance fees expense is unrealized (Note 32).